Earnings per share (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	₨ 55,684	₨ 45,067	₨ 23,568
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	245,545	286,533	13,284
Par value per share	₨ 5	₨ 5	₨ 5